Property and Equipment (Details) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Property and equipment
Less accumulated depreciation and amortization	$ 5,665	$ 3,848	$ 2,535
Property and Equipment, net	10,202	6,470	2,373
Computer Equipment [Member]
Property and equipment
Property and equipment		8,818	4,908
Website Costs [Member]
Property and equipment
Property and equipment		$ 1,500